Stockholders' Equity (Shares Outstanding And Treasury Shares Held) (Details)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders' Equity [Abstract]
Shares outstanding	140,167,266	138,815,098	137,775,567
Treasury shares	776,355	710,482	673,472